Derivative Financial Instruments and Hedging - Additional Information (Detail) - Cash Flow Hedging [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments, gain (loss) reclassified from accumulated OCI into income, effective portion, net	¥ 2,062	¥ (8,866)	¥ 2,947
Net derivative gain (loss) included in other comprehensive income (loss) reclassified into Earnings within next 12 months	¥ 163